Finance receivables - Schedule of finance receivables measured at amortized cost, net of allowance (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule Of Finance Receivables Measured At Amortized Cost Net Of Allowance Abstract
Balance	$ 3,432,340
Additions	223,558
Add: Interest income	134,792
Less: Interest payments	(126,274)
Less: Principal payments	(780,784)
Effects of foreign exchange	155,228
Current	3,038,860	$ 3,432,340
Non-current	0
Balance	$ 3,038,860